Identification and business activity - Statement of Profit or Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Sales of goods	$ 900,450,000	$ 676,542,000	$ 867,888,000
Other comprehensive income (loss)	7,746,000	(12,735,000)	(2,237,000)
Net loss	(262,804,000)	(150,339,000)	(28,459,000)
Liability directly associated with the held for sale investment in Yanacocha	264,838,000	0
Provision for closing of Conga mining project	546,800,000
Yanacocha
Disclosure of analysis of single amount of discontinued operations [line items]
Sales of goods	529,817,000	620,162,000	739,302,000
Other comprehensive income (loss)	(643,000)	(123,000)	1,246,000
Net loss	(967,682,000)	(165,449,000)	(95,257,000)
Provision for closing of Conga mining project	1,253,000,000
Yanacochas.
Disclosure of analysis of single amount of discontinued operations [line items]
Share in results	$ (422,394,000)	$ (72,219,000)	$ (41,580,000)